Supplemental Oil and Natural Gas Disclosures (Unaudited) - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012 acre Well	Dec. 31, 2011 Well	Dec. 31, 2010 Well	Sep. 28, 2012	Sep. 28, 2012 Credo [Member]	Dec. 31, 2012 Credo [Member]	Dec. 31, 2012 Crude Oil and NGL [Member] bbl	Dec. 31, 2011 Crude Oil and NGL [Member] bbl	Dec. 31, 2010 Crude Oil and NGL [Member] bbl	Dec. 31, 2012 Crude Oil and NGL [Member] Credo [Member] bbl	Dec. 31, 2012 Natural Gas in Mmbtu [Member]	Dec. 31, 2011 Natural Gas in Mmbtu [Member]	Dec. 31, 2010 Natural Gas in Mmbtu [Member]	Dec. 31, 2012 Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2011 Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2010 Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2012 Natural Gas, Per Thousand Cubic Feet [Member] Credo [Member] MMcf	Dec. 31, 2012 Consolidated Entities [Member] Mcf	Dec. 31, 2011 Consolidated Entities [Member] bbl	Dec. 31, 2010 Consolidated Entities [Member] bbl Mcf	Dec. 31, 2012 Consolidated Entities [Member] Crude Oil and NGL [Member] bbl	Dec. 31, 2011 Consolidated Entities [Member] Crude Oil and NGL [Member] bbl	Dec. 31, 2010 Consolidated Entities [Member] Crude Oil and NGL [Member] bbl	Dec. 31, 2012 Consolidated Entities [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2011 Consolidated Entities [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2010 Consolidated Entities [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2012 Equity Method Investee [Member] Mcf	Dec. 31, 2010 Equity Method Investee [Member] Mcf	Dec. 31, 2009 Equity Method Investee [Member] Well	Dec. 31, 2012 Equity Method Investee [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2011 Equity Method Investee [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf	Dec. 31, 2010 Equity Method Investee [Member] Natural Gas, Per Thousand Cubic Feet [Member] Mcf
Supplemental Oil And Gas Reserve Information [Line Items]
Percentage of acquired outstanding common shares				100.00%	100.00%	100.00%
Cash transaction per share					$ 14.50	$ 14.50
Business acquisition cost				$ 146,445,000
Outstanding debt paid	74,226,000	123,399,000	63,420,000		8,770,000
Average spot price							94.71	92.71	75.96		2.76	4.12	4.38
Downward revisions in natural gas reserves for consolidated entities																		800,000									330,000
Upward revisions in oil reserves																			28,000	27,000
Upward revisions in oil reserves																				475,000								46,000
Number of Wells classified as proved developed non-producing																													9
New well addition	27	36	22
Net carrying value						$ 150,223,000
Increased area of unproved oil and natural gas properties	13,000
Oil and natural gas production							371,300	151,900	115,400	116,600				1,989,000	1,622,000	1,796,400	225				371,300	151,900	115,400	1,667,700	1,128,600	1,223,600				321,300	493,400	572,800
Average unit prices							85.09	96.84	73.09	79.94				2.71	3.95	4.26	3.64				85.09	96.84	73.09	2.76	4.01	4.32				2.40	3.81	4.12